Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000012348 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000012348 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012348 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012348 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012348 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012348 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012348 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012348 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012348 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012348 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	46.20%
C000012348 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012348 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	51.10%
C000012350 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000012350 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012350 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012350 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012350 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000012350 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000012350 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012350 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012350 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012350 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	46.20%
C000012350 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012350 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	51.10%
C000126999 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000126999 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000126999 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000126999 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000126999 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000126999 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000126999 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000126999 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000126999 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000126999 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	46.20%
C000126999 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.70%
C000126999 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	51.10%
C000080683 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000080683 | GOLDBARS | GOLD BARS - XAU BGN CURNCY
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000080683 | 91282CBF7 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080683 | 912810PS1 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080683 | 9128283R9 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080683 | 912810FS2 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080683 | 912810PZ5 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080683 | 9128285W6 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080683 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080683 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080683 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.10%
C000080683 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080683 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	39.20%
C000080683 | InvestmentType_Precious Metals - Physical Holding
Holdings [Line Items]
Percent of Total Investments	24.80%
C000080683 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	16.30%
C000080684 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000080684 | GOLDBARS | GOLD BARS - XAU BGN CURNCY
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000080684 | 91282CBF7 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080684 | 912810PS1 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080684 | 9128283R9 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080684 | 912810FS2 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080684 | 912810PZ5 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080684 | 9128285W6 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080684 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080684 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080684 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.10%
C000080684 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080684 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	39.20%
C000080684 | InvestmentType_Precious Metals - Physical Holding
Holdings [Line Items]
Percent of Total Investments	24.80%
C000080684 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	16.30%
C000127002 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000127002 | GOLDBARS | GOLD BARS - XAU BGN CURNCY
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000127002 | 91282CBF7 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127002 | 912810PS1 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127002 | 9128283R9 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127002 | 912810FS2 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127002 | 912810PZ5 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127002 | 9128285W6 | United States Treasury Inflation Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127002 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127002 | 92276F100 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127002 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.10%
C000127002 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000127002 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	39.20%
C000127002 | InvestmentType_Precious Metals - Physical Holding
Holdings [Line Items]
Percent of Total Investments	24.80%
C000127002 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	16.30%
C000012336 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012336 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012336 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012336 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012336 | 47800DAD6 | John Deere Owner Trust 2025, A3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012336 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | 68323ADP6 | Province of Ontario Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012336 | 65473QBE2 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | 126408HH9 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | 025537AJ0 | American Electric Power Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012336 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012336 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	63.30%
C000012336 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012336 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.20%
C000012336 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012338 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012338 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000012338 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012338 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012338 | 47800DAD6 | John Deere Owner Trust 2025, A3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012338 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | 68323ADP6 | Province of Ontario Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012338 | 65473QBE2 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | 126408HH9 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | 025537AJ0 | American Electric Power Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012338 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012338 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	63.30%
C000012338 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012338 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.20%
C000012338 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000126995 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000126995 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000126995 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126995 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126995 | 47800DAD6 | John Deere Owner Trust 2025, A3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126995 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | 68323ADP6 | Province of Ontario Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126995 | 65473QBE2 | NiSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | 126408HH9 | CSX Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | 025537AJ0 | American Electric Power Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126995 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000126995 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	63.30%
C000126995 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000126995 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.20%
C000126995 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	4.50%
C000130991 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000130991 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130991 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130991 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130991 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130991 | 47800DAD6 | John Deere Owner Trust 2025, A3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130991 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130991 | 68323ADP6 | Province of Ontario Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130991 | 91282CKN0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130991 | 46514BRL3 | Israel Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130991 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	51.90%
C000130991 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000130991 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	32.70%
C000130991 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130991 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000130991 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130992 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000130992 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130992 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130992 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130992 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130992 | 47800DAD6 | John Deere Owner Trust 2025, A3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130992 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130992 | 68323ADP6 | Province of Ontario Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130992 | 91282CKN0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130992 | 46514BRL3 | Israel Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130992 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	51.90%
C000130992 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000130992 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	32.70%
C000130992 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130992 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000130992 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.80%
C000130993 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000130993 | 91282CKQ3 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130993 | 912810UA4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130993 | 91282CKP5 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130993 | 912810TZ1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130993 | 47800DAD6 | John Deere Owner Trust 2025, A3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130993 | 91282CKK6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130993 | 68323ADP6 | Province of Ontario Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130993 | 91282CKN0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130993 | 46514BRL3 | Israel Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	51.90%
C000130993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000130993 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	32.70%
C000130993 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130993 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	11.00%
C000130993 | InvestmentType_Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	1.80%
C000049122 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049122 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 48850PAA2 | Ken Garff Automotive, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049122 | 00687YAC9 | Adient Global Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000049122 | 44267DAF4 | Howard Hughes Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049122 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049122 | 00912XBJ2 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049122 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049122 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000049122 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.20%
C000065171 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065171 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 48850PAA2 | Ken Garff Automotive, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065171 | 00687YAC9 | Adient Global Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065171 | 44267DAF4 | Howard Hughes Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065171 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065171 | 00912XBJ2 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065171 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065171 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000065171 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.20%
C000127001 | 12116LAE9 | Burford Capital Global Finance, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127001 | 03837AAD2 | Aptiv plc / Aptiv Global Financing DAC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 808541AC0 | Mativ Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 48850PAA2 | Ken Garff Automotive, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 415864AM9 | Enviri Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127001 | 00687YAC9 | Adient Global Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127001 | 44267DAF4 | Howard Hughes Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000127001 | 458665AS5 | Interface, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127001 | 00912XBJ2 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127001 | 74319RAA9 | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000127001 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.80%
C000127001 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.20%
C000049121 | H01301128 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049121 | 54211N101 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049121 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049121 | 23304Y100 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000049121 | 02263T104 | Amadeus IT Group S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049121 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049121 | 883219206 | Thales S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049121 | 86562M209 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049121 | 13646K108 | Canadian Pacific Kansas City LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049121 | 927320101 | Vinci S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049121 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000049121 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000065170 | H01301128 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065170 | 54211N101 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065170 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065170 | 23304Y100 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065170 | 02263T104 | Amadeus IT Group S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065170 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065170 | 883219206 | Thales S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065170 | 86562M209 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065170 | 13646K108 | Canadian Pacific Kansas City LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065170 | 927320101 | Vinci S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065170 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000065170 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000127000 | H01301128 | Alcon, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000127000 | 54211N101 | London Stock Exchange Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127000 | 786584102 | Safran S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127000 | 23304Y100 | DBS Group Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127000 | 02263T104 | Amadeus IT Group S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000127000 | G25508105 | CRH PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127000 | 883219206 | Thales S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000127000 | 86562M209 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127000 | 13646K108 | Canadian Pacific Kansas City LTD.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127000 | 927320101 | Vinci S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000127000 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000127000 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000104306 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000104306 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104306 | 6075808 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104306 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104306 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104306 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104306 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104306 | 6460590 | Phoenix Holdings Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104306 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104306 | 52661A108 | Leonardo DRS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104306 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000104306 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	95.80%
C000104306 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	3.10%
C000104307 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000104307 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000104307 | 6075808 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104307 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104307 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104307 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104307 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104307 | 6460590 | Phoenix Holdings Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104307 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104307 | 52661A108 | Leonardo DRS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104307 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000104307 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	95.80%
C000104307 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	3.10%
C000127003 | M3760D101 | Elbit Systems Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000127003 | 6076425 | Bank Leumi Le-Israel BM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000127003 | 6075808 | Bank Hapoalim BM
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000127003 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000127003 | BK5HCP4 | Tel Aviv Stock Exchange Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127003 | 6916703 | Mizrahi Tefahot Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000127003 | M7516K103 | Nova Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000127003 | 6460590 | Phoenix Holdings Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127003 | 6451271 | Israel Discount Bank Ltd., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127003 | 52661A108 | Leonardo DRS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127003 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000127003 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	95.80%
C000127003 | InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012342 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012342 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012342 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000012342 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012342 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012342 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012342 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012342 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012342 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012342 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012342 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.10%
C000012342 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012342 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	83.60%
C000012344 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000012344 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000012344 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000012344 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012344 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012344 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012344 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012344 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012344 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012344 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012344 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.10%
C000012344 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012344 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	83.60%
C000126997 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000126997 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000126997 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000126997 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126997 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126997 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126997 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126997 | 81762P102 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126997 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126997 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126997 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	11.10%
C000126997 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	5.30%
C000126997 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	83.60%
C000012333 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000012333 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012333 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012333 | 579780206 | McCormick & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012333 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012333 | 45866F104 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | G02602103 | Amdocs Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012333 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012333 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012333 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	18.30%
C000012333 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012333 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	75.50%
C000012335 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000012335 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000012335 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000012335 | 579780206 | McCormick & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000012335 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012335 | 45866F104 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | G02602103 | Amdocs Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012335 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000012335 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000012335 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	18.30%
C000012335 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012335 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	75.50%
C000126994 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000126994 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000126994 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000126994 | 579780206 | McCormick & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126994 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000126994 | 45866F104 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | 907818108 | Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | G02602103 | Amdocs Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126994 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126994 | 887432326 | Timothy Plan High Dividend Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126994 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	18.30%
C000126994 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.20%
C000126994 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	75.50%
C000012330 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012330 | 92511U102 | Verra Mobility Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012330 | 207410101 | CONMED Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012330 | 35086T109 | Four Corners Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 05589G102 | Baldwin Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012330 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	12.40%
C000012330 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012330 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	86.00%
C000012332 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000012332 | 92511U102 | Verra Mobility Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012332 | 207410101 | CONMED Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000012332 | 35086T109 | Four Corners Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 05589G102 | Baldwin Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012332 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	12.40%
C000012332 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012332 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	86.00%
C000126993 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000126993 | 92511U102 | Verra Mobility Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126993 | 207410101 | CONMED Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 300426103 | Everus Construction Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126993 | 35086T109 | Four Corners Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 05589G102 | Baldwin Insurance Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 177835105 | City Holding Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 69349H107 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126993 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	12.40%
C000126993 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000126993 | InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	86.00%
C000012339 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012339 | 03073E105 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012339 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012339 | 516544103 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012339 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012339 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012339 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012339 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012339 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012339 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012339 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	92.20%
C000012339 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012341 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012341 | 03073E105 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012341 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012341 | 516544103 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012341 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000012341 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012341 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012341 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012341 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012341 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012341 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	92.20%
C000012341 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.80%
C000126996 | 25754A201 | Domino's Pizza, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126996 | 03073E105 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000126996 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126996 | 516544103 | Lantheus Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126996 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126996 | 122017106 | Burlington Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000126996 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126996 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126996 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000126996 | 320517105 | First Horizon Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000126996 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	92.20%
C000126996 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012345 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012345 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012345 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000012345 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000012345 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000012345 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012345 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012345 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012345 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000012345 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012345 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	64.00%
C000012345 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	35.00%
C000012347 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000012347 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012347 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000012347 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000012347 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000012347 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012347 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000012347 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000012347 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000012347 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012347 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	64.00%
C000012347 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	35.00%
C000126998 | 887432888 | Timothy Plan Fixed Income Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000126998 | 887432342 | Timothy Plan US Small Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000126998 | 887432631 | Timothy Plan International Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000126998 | 887432284 | Timothy Plan US Large/Mid Cap Core Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000126998 | 887432334 | Timothy Plan International ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000126998 | 887432615 | Timothy Plan High Yield Bond Fund, Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000126998 | 887432276 | Timothy Plan High Dividend Stock Enhanced ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000126998 | 887432268 | Timothy Plan Market Neutral ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000126998 | 887432359 | Timothy Plan US Large/Mid Cap Core ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000126998 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126998 | Equities887432359
Holdings [Line Items]
Percent of Total Investments	64.00%
C000126998 | Fixed Income - Other887432888
Holdings [Line Items]
Percent of Total Investments	35.00%